Schedule of Prepaid Expenses (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2026	Feb. 28, 2026
IfrsStatementLineItems [Line Items]
Prepaid expenses, Total	$ 1,714,630	$ 1,093,593
Business Development [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	863,632	727,886
Mining Exploration And Metallurgy [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	381,351	64,825
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	267,526	82,035
Regulatory And Compliance Expenses [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	49,554	71,389
Research And Development [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	12,842
Professional Fees [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	$ 139,725	$ 147,458